Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—1.3%
700,000	[1]	Boat Rocker Media, Inc.	$4,707,438
25,000	[1]	Genius Sports Ltd.	428,000
2,500,000	[2]	Infrastrutture Wireless Italiane SPA	28,298,337
45,974	[1]	Motorsport Gaming U.S. LLC	550,309
1,100,000	[1]	Outbrain, Inc.	21,582,000
700,000	[1]	Perion Network Ltd.	13,314,000
1,500,000	[1]	Reservoir Media Management, Inc.	13,455,000
540,000	[1,2]	Skillz, Inc.	7,603,200
1,200,000	[1,3]	Taboola.com Ltd.	9,643,555
980,100	[1,2]	Tremor International Ltd., ADR	21,572,001
		TOTAL	121,153,840
		Consumer Discretionary—14.9%
345,000	[1,2]	1stdibs.com, Inc.	5,606,250
1,410,000	[1]	Academy Sports and Outdoors, Inc.	52,240,500
1,500,000	[1]	BarkBox, Inc.	12,075,000
150,000	[1]	Bright Horizons Family Solutions, Inc.	22,425,000
705,000	[1]	Chegg, Inc.	62,484,150
510,000		Choice Hotels International, Inc.	61,149,000
4,000,000	[1]	CTOS LLC	31,160,000
415,000	[1,2]	DraftKings, Inc.	20,127,500
1,100,000	[1,2]	Dream Finders Homes, Inc.	25,465,000
425,000	[1]	Etsy, Inc.	77,991,750
1,170,000	[1,4]	Fisker, Inc.	18,860,400
255,000	[1]	Fiverr International Ltd.	63,472,050
695,000	[1]	Floor & Decor Holdings, Inc.	84,796,950
1,575,000	[1]	Global Fashion Group S.A.	21,482,483
1,000,000	[1]	GreenTree Hospitality Group Ltd., ADR	8,950,000
1,000,000	[1,2]	GrowGeneration Corp.	40,670,000
280,000	[1]	Just Eat Takeaway.com NV	24,825,974
800,000	[1,2]	Latham Group, Inc.	21,824,000
946,000	[1,2]	Leslie’s, Inc.	23,035,100
594,000	[1]	Lovesac Co./The	36,055,800
1,410,000	[1]	Mister Car Wash, Inc.	29,384,400
271,200		Moncler S.p.A	18,675,594
300,000	[1,2]	MYT Netherlands Parent B.V., ADR	8,652,000
36,137,567		NagaCorp Ltd.	26,723,840
945,000	[1,2]	National Vision Holdings, Inc.	51,011,100
521,000	[1]	Neogames SA	25,138,250
769,200	[1,2]	Nesco Holdings, Inc.	5,992,068
400,000	[1,2]	Ollie’s Bargain Outlet Holding, Inc.	37,240,000
1,310,000	[1]	Planet Fitness, Inc.	98,551,300
800,000	[1]	Revolve Group, Inc.	55,688,000
1,200,000	[1]	Six Flags Entertainment Corp.	49,860,000
16,100	[1,2]	The Original Bark Co.	129,605
700,000	[1]	Torrid Holdings, Inc.	16,345,000
710,000	[1]	Traeger, Inc.	15,769,100
151,000		Vail Resorts, Inc.	46,085,200

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
691,400		Wingstop, Inc.	$118,443,734
1,261,041	[1,2]	Xponential Fitness, Inc.	14,779,401
1,080,000	[1]	YETI Holdings, Inc.	104,036,400
		TOTAL	1,437,201,899
		Consumer Staples—1.5%
510,200	[1]	Freshpet, Inc.	74,718,790
1,100,000	[1]	Grocery Outlet Holding Corp.	36,432,000
738,900	[1,2]	The Duckhorn Portfolio, Inc.	16,233,633
1,020,000	[1,2]	Vital Farms, Inc.	17,758,200
		TOTAL	145,142,623
		Energy—0.8%
626,691		Cactus, Inc.	22,585,944
1,864,400	[2]	New Fortress Energy, Inc.	56,509,964
		TOTAL	79,095,908
		Financials—7.2%
700,000		AFC Gamma, Inc.	14,896,000
381,000	[1]	A-Mark Precious Metals, Inc.	19,408,140
1,600,000		Ares Management Corp	114,576,000
1,670,115		Artisan Partners Asset Management, Inc.	80,315,830
9,628,444	[2]	Ashmore Group PLC	50,853,646
1,000,000	[1,2]	BCLS Acquisition Corp.	10,000,000
1,487,499	[1]	CrossFirst Bankshares, Inc.	20,542,361
300,000	[1]	Dragoneer Growth Opportunities Corp II	2,961,000
550,000	[1,2]	FAST Acquisition Corp.	6,847,500
4,530,000		FinecoBank Banca Fineco SPA	81,116,412
1,000,000		Hamilton Lane, Inc.	93,000,000
300,000	[1]	HPX Corp.	2,925,000
1,365,000		Moelis & Co.	80,876,250
1,000,000	[1]	Omega Alpha SPAC	9,820,000
368,025	[1]	SCVX Corp.	3,643,448
1,790,000		StepStone Group, Inc.	81,462,900
4,200,000		Tel Aviv Stock Exchange Ltd.	25,891,686
		TOTAL	699,136,173
		Health Care—31.1%
128,128	[1,3,4]	Adagio Therapeutics, Inc.	10,004,977
163,495	[1]	Agilon Health, Inc.	6,014,981
1,336,635	[1,2]	Akouos, Inc.	14,529,222
1,000,000	[1]	Albireo Pharma, Inc.	28,610,000
2,125,000	[1]	Alector, Inc.	51,074,375
940,000	[1,2]	Aligos Therapeutics Inc.	13,695,800
1,900,000	[1]	Amphastar Pharmaceuticals, Inc.	39,805,000
800,000	[1]	AnaptysBio, Inc.	18,384,000
341,200	[2]	Andlauer Healthcare Group, Inc.	12,025,139
973,000	[1,2]	Annexon, Inc.	20,491,380
1,325,000	[1,2]	Arcturus Therapeutics Holdings, Inc.	41,485,750
567,000	[1]	Argenx SE	172,726,514
242,700	[1]	Argenx SE, ADR	73,885,161
1,615,000	[1,2]	aTyr Pharma, Inc.	7,525,900
1,051,189	[1]	Avidity Biosciences LLC	20,298,460
1,388,064	[1]	Avrobio, Inc.	10,216,151
200,000	[1,2]	Berkeley Lights, Inc.	9,116,000
875,952	[1,2]	Black Diamond Therapeutics, Inc.	8,374,101

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
3,960,000	[1,2]	Calithera Biosciences, Inc.	$7,722,000
10,150,000	[1]	CASI Pharmaceuticals, Inc.	11,774,000
430,000	[1]	Catalent, Inc.	51,518,300
312,548	[1]	Celcuity, Inc.	6,157,196
293,000	[1,2]	Century Therapeutics, Inc.	8,540,950
338,980	[1,3]	Century Therapeutics, Inc.	8,157,150
39,156,130	[1,3]	CeQur SA	11,039,318
2,107,049	[1,2]	Cerevel Therapeutics Holdings	51,917,687
400,000	[1]	Cerevel Therapeutics, Inc.	9,856,000
155,000	[1]	Charles River Laboratories International, Inc.	63,072,600
190,200	[1,3]	Clementia Pharmaceuticals Inc., Rights	0
6,412,388	[1,2]	ContraFect Corp.	26,419,039
342,500	[1]	CRISPR Therapeutics AG	41,449,350
569,070	[1,2]	Cryoport, Inc.	35,123,000
170,700	[1]	Denali Therapeutics, Inc.	8,710,821
1,072,617	[1,2]	DermTech, Inc.	36,104,288
89,555	[1]	Dexcom, Inc.	46,166,498
7,050,000	[1,2]	Dynavax Technologies Corp.	65,847,000
700,000	[1,2]	Edgewise Therapeutics, Inc.	12,257,000
456,652	[1]	FIGS, Inc.	16,622,133
1,000,000	[1,2]	Frequency Therapeutics, Inc.	8,330,000
178,000	[1]	Frequency Therapeutics, Inc.	1,482,740
655,841	[1,2]	Fusion Pharmaceuticals, Inc.	5,345,104
2,500,000	[1,2]	Gossamer Bio, Inc.	19,650,000
600,338	[1,2]	Gracell Biotechnologies, Inc., ADR	7,462,201
320,970	[1]	Graphite Bio, Inc.	6,855,919
406,308	[1,3]	Graphite Bio, Inc.	7,120,858
100,000	[1]	Guardant Health, Inc.	10,980,000
707,053	[1]	Icad, Inc.	10,365,397
1,257,500	[1]	IDEAYA Biosciences, Inc.	30,808,750
290,000	[1,4]	Immatics N.V.	3,540,900
1,406,000	[1,2]	Immatics N.V.	17,167,260
100,000	[1]	Inari Medical, Inc.	8,979,000
333,500	[1]	Inspire Medical Systems, Inc.	61,083,860
90,000	[1]	Insulet Corp.	25,172,100
356,976	[1]	Intellia Therapeutics, Inc.	50,637,046
500,000	[1,2]	Itamar Medical Ltd., ADR	9,860,000
475,000	[1]	Karuna Therapeutics, Inc.	54,254,500
307,800	[1,2]	Kinnate Biopharma, Inc.	6,642,324
188,702	[1,3]	Laronde, Inc.	5,283,656
982,924	[1,2]	Legend Biotech Corp., ADR	42,295,220
313,500	[1,2]	Lyell Immunopharma, Inc.	4,545,750
400,000	[1]	MaxCyte, Inc.	6,800,000
291,606	[1]	MaxCyte, Inc.	4,459,082
1,650,000	[1,2]	Merus NV	28,380,000
4,272,400	[1]	Minerva Neurosciences, Inc.	7,861,216
154,700	[1]	Mirati Therapeutics, Inc.	24,761,282
520,000	[1]	Moderna, Inc.	183,872,000
873,312	[1,2]	Molecular Partners AG	17,894,347
125,364	[1]	Molecular Partners AG, ADR	2,557,426
248,700	[1]	Morphic Holding, Inc.	14,330,094
620,625	[1]	NanoString Technologies, Inc.	38,441,513

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,013,500	[1]	Natera, Inc.	$116,066,020
800,000	[1,2]	Nautilus Biotechnology, Inc.	6,272,000
1,123,900	[1]	NeoGenomics, Inc.	51,811,790
300,000	[1,2]	Oak Street Health, Inc.	18,912,000
260,000	[1]	Olema Pharmaceuticals, Inc.	6,104,800
660,900	[1]	Orchard Therapeutics PLC	1,896,783
1,582,092	[1]	Orchard Therapeutics PLC, ADR	4,540,604
1,775,000	[1]	Otonomy, Inc.	3,177,250
100,000	[1,2]	Penumbra, Inc.	26,623,000
250,000	[1]	PMV Pharmaceuticals, Inc.	8,502,500
336,100	[1,2]	Prelude Therapeutics, Inc.	10,768,644
314,318	[1,2]	Privia Health Group, Inc.	13,044,197
5,761	[1]	Protalix Biotherapeutics, Inc.	8,699
600,000	[1]	Relay Therapeutics, Inc.	19,464,000
345,000	[1]	Repligen Corp.	84,766,500
585,860	[1]	Rezolute, Inc.	6,526,480
1,750,000	[1]	Rhythm Pharmaceuticals, Inc.	30,257,500
650,000	[1,2]	Rubius Therapeutics, Inc.	13,968,500
500,000	[1]	RxSight, Inc.	8,000,000
325,000	[1,2]	Scholar Rock Holding Corp.	10,156,250
1,596,034	[1,2]	Scynexis, Inc.	11,124,357
125,000	[1]	Seer, Inc.	3,992,500
370,000	[1]	SI-BONE, Inc.	11,225,800
275,000	[1]	Stoke Therapeutics, Inc.	7,873,250
377,111	[1]	Surgery Partners, Inc.	20,575,176
1,972,500	[1]	Talkspace, Inc.	11,637,750
400,000	[1]	Tandem Diabetes Care, Inc.	43,468,000
2,355,000	[1]	Translate Bio, Inc.	65,092,200
350,000	[1]	Treace Medical Concepts, Inc.	10,591,000
483,808	[1,2]	Tricida, Inc.	1,722,357
725,000	[1]	Turning Point Therapeutics, Inc.	46,269,500
162,300	[1,2]	Twist Bioscience Corp.	19,971,015
1,400,000	[1]	Ultragenyx Pharmaceutical, Inc.	111,762,000
1,515,000	[1]	UniQure N.V.	43,950,150
822,570		United Therapeutics Corp.	0
555,329	[1,2]	Vapotherm, Inc.	14,360,808
187,800	[1]	Veeva Systems, Inc.	62,482,938
1,325,000	[1]	Vericel Corp.	70,145,500
197,537	[1,2]	Verve Therapeutics, Inc.	11,739,624
1,010,000	[1]	Zai Lab Ltd., ADR	146,056,100
690,000	[1]	Zentalis Pharmaceuticals, LLC	36,714,900
		TOTAL	2,995,559,228
		Industrials—10.8%
470,000		Advanced Drainage System, Inc.	57,382,300
1,850,000	[1]	Azek Co., Inc.	67,284,500
1,440,000	[1,2]	Azul S.A., ADR	32,299,200
7,900,000	[1]	Biffa PLC	39,293,216
785,500	[1]	Clarivate PLC	17,909,400
1,425,000	[1]	Colfax Corp.	65,379,000
600,000		Comfort Systems USA, Inc.	44,850,000
417,000	[1]	CoStar Group, Inc.	37,050,450
1,110,500	[1]	FTC Solar, Inc.	11,260,470

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
239,500	[1]	Generac Holdings, Inc.	$100,436,720
1,322,300	[1]	GMS, Inc.	64,964,599
1,970,574	[1,2]	Gores Holdings II, Inc.	17,577,520
554,000	[1]	Hydrofarm Holdings Group, Inc.	27,334,360
1,000,000	[1,3]	Hyzon Motors, Inc.	5,551,449
1,155,500	[1]	Kratos Defense & Security Solutions	31,429,600
7,875,000	[1]	Meltwater Holding BV	35,792,264
655,500	[1]	Mercury Systems, Inc.	43,263,000
728,500	[1]	Montrose Environmental Group, Inc.	39,113,165
620,000	[1]	Plug Power, Inc.	16,913,600
1,700,000	[1]	Quest Resource Holding Corp.	10,064,000
1,600,000	[1]	RADA Electronic Industries Ltd.	20,848,000
380,500		Timken Co.	30,249,750
664,800	[1]	Trex Co., Inc.	64,552,080
1,305,000	[1]	Upwork, Inc.	67,585,950
690,000	[1]	XPO Logistics, Inc.	95,696,100
		TOTAL	1,044,080,693
		Information Technology—25.0%
610,000	[1,2]	Alarm.com Holdings, Inc.	50,764,200
1,450,000	[1]	Allegro MicroSystems, Inc.	39,744,500
400,000	[1]	Alteryx, Inc.	30,960,000
1,000,000	[1]	Anaplan, Inc.	57,200,000
150,000	[1]	Avalara, Inc.	25,075,500
402,076		Avast PLC	3,241,120
2,500,000	[1,3]	AvePoint, Inc.	21,833,990
350,000	[2]	Bentley Systems, Inc.	21,283,500
397,500	[1]	Blackline, Inc.	45,470,025
2,135,000	[1]	Camtek Ltd.	79,849,000
597,761	[1,2]	Cerence, Inc.	64,265,285
635,000	[1]	CloudFlare, Inc.	75,330,050
385,000	[1]	CS Disco, Inc.	15,912,050
600,000	[1,2]	Datto Holding Corp.	15,654,000
500,000	[1]	Docebo, Inc.	33,275,000
123,600	[1]	DocuSign, Inc.	36,837,744
1,400,000	[1]	Domo, Inc.	123,662,000
801,864	[1]	EMCORE Corp.	7,008,291
390,000	[1]	Endava PLC, ADR	50,161,800
930,500	[1]	Envestnet, Inc.	70,001,515
490,000	[1]	Everbridge, Inc.	69,197,800
955,000	[1]	GDS Holdings Ltd.	7,099,870
400,000	[1]	GDS Holdings Ltd., ADR	23,584,000
450,000	[1,2]	GoDaddy, Inc.	37,732,500
3,000,000	[1]	Grid Dynamics Holdings, Inc.	63,150,000
2,760,000	[1]	International Money Express, Inc.	44,684,400
940,500	[1]	Jamf Holding Corp.	30,857,805
1,365,672	[1,2]	Kaltura, Inc.	16,265,154
7,021,650	[1]	Kape Technologies PLC	31,418,337
5,175,000	[1,2]	Limelight Networks, Inc.	14,541,750
1,100,000	[1,2]	LivePerson, Inc.	70,059,000
2,000,000	[1,3]	Livevox, Inc.	13,116,528
2,840,000	[1]	Magnachip Semiconductor Corp.	59,015,200
1,000,000	[1]	Medallia, Inc.	33,870,000

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
9,560,000	[1]	Network International Holdings Ltd.	$45,276,797
841,938	[1]	Nordic Semiconductor ASA	27,593,823
410,000	[1]	Novoste Corp.	57,568,100
1,560,000	[1]	Nuvei Corp.	127,920,000
810,000	[1,2]	ON24, Inc.	29,581,200
1,000,000	[1,3]	Payoneer, Inc.	7,998,016
800,000	[1]	Q2 Holdings, Inc.	82,648,000
520,000	[1,2]	Radware Ltd.	16,759,600
1,030,000	[1,2]	Rapid7, Inc.	117,162,500
1,200,000	[1]	Riskified Ltd.	32,904,000
640,000	[1]	SailPoint Technologies Holding	31,993,600
372,000,000	[1,2]	Seeing Machines Ltd.	43,949,243
250,000	[1]	Shift4 Payments, Inc.	22,297,500
34,300	[1]	Shopify, Inc.	51,447,599
1,110,000	[1,2]	ShotSpotter, Inc.	50,727,000
700,000	[1]	Smartsheet, Inc.	50,785,000
1,195,000	[1]	Sumo Logic, Inc.	24,676,750
3,000,000	[1,2]	SunPower Corp.	74,310,000
790,000	[1,2]	Tufin Software Technologies Ltd.	7,955,300
78,200	[1]	Tyler Technologies, Inc.	38,524,448
2,070,000	[1]	WM Technology, Inc.	28,255,500
176,500	[1]	WNS Holdings Ltd., ADR	14,533,010
200,000	[1]	Zscaler, Inc.	47,182,000
		TOTAL	2,414,170,900
		Materials—2.4%
1,000,000	[1]	Danimer Scientific LLC	16,680,000
735,000		Eagle Materials, Inc.	103,870,200
1,875,000	[1,2]	Livent Corp.	36,581,250
391,000	[1,2]	PureCycle Technologies, Inc.	5,790,710
304,500		Scotts Miracle-Gro Co.	53,884,320
1,350,000	[1]	SilverCrest Metals Inc.	11,691,000
		TOTAL	228,497,480
		Real Estate—4.4%
1,882,800		Americold Realty Trust	73,146,780
1,830,000	[2]	Easterly Government Properties, Inc.	41,541,000
585,000		Lamar Advertising Co.	62,361,000
2,180,000		MGM Growth Properties LLC	82,404,000
240,000		National Storage Affiliates Trust	13,000,800
970,000	[1]	Ryman Hospitality Properties	74,399,000
1,775,000		STAG Industrial, Inc.	73,343,000
		TOTAL	420,195,580
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,585,927,033)	9,584,234,324
		WARRANTS—0.3%
		Consumer Discretionary—0.0%
33,333	[1]	The Original Bark Co., Warrants 8/29/2025	67,989
		Financials—0.0%
333,333	[1]	Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	293,333
333,333	[1]	FirstMark Horizon Acquisition Corp., Warrants 9/26/2025	443,333
250,000	[1]	SCVX Corp., Warrants 1/24/2025	247,375
		TOTAL	984,041

Shares			Value
		WARRANTS—continued
		Health Care—0.3%
176,600	[1]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	$74,402
129,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	102,111
467,500	[1]	ContraFect Corp., Warrants 7/20/2022	2,758
283,333	[1]	Cerevel Therapeutics Holdings, Warrants 10/27/2025	3,717,329
2,247,188	[1]	ContraFect Corp., Warrants 5/27/2023	2,817,075
187,500	[1]	Dynavax Technologies Corp., Warrants 2/12/2022	958,237
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	2,049,669
720,500	[1]	Scynexis, Inc., Warrants 12/21/2021	719,996
15,480	[1]	Scynexis, Inc., Warrants 3/8/2023	12,457
200,000	[1]	Immatics N.V., Warrants 12/31/2025	760,000
720,500	[1]	Scynexis, Inc., Warrants 5/21/2024	2,255,597
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	10,043,770
1,111,111	[1]	Scynexis, Inc., Warrants 6/12/2023	187,333
100,000	[1]	Talkspace, Inc., Warrants 6/21/2025	120,000
		TOTAL	23,820,734
		TOTAL WARRANTS (IDENTIFIED COST $11,869,846)	24,872,764
		INVESTMENT COMPANIES—7.3%
106,490,181		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	106,490,181
592,755,802		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	592,992,905
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $699,524,274)	699,483,086
		TOTAL INVESTMENT IN SECURITIES—107.0% (IDENTIFIED COST $6,297,321,153)	10,308,590,174
		OTHER ASSETS AND LIABILITIES - NET—(7.0)%[6]	(671,913,153)
		TOTAL NET ASSETS—100%	$9,636,677,021

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2021, were as follows:
Affiliated	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*
Communication Services:
Reservoir Media Management, Inc.	$—	$15,000,000	$—
Consumer Discretionary:
BarkBox, Inc.	$—	$15,000,000	$—
CTOS LLC	$—	$20,000,000	$—
Lovesac Co./The**	$16,216,200	$580,914	$(3,991,328)
Xponential Fitness, Inc.	$—	$15,054,998	$—
Energy:
New Fortress Energy, Inc.**	$48,818,856	$22,784,757	$—
Financials:
BCLS Acquisition Corp.	$10,320,000	$—	$—
Hamilton Lane, Inc.**	$55,760,000	$17,389,713	$—
Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	$—	$—	$—
Omega Alpha SPAC	$—	$10,000,000	$—
StepStone Group, Inc.	$15,253,434	$41,865,983	$(6,739,169)
Health Care:
Akouos, Inc.	$18,895,635	$6,203,322	$—
Albireo Pharma, Inc.	$30,546,924	$1,139,005	$—
Alector, Inc.	$20,937,250	$—	$(2,118,872)
Amphastar Pharmaceuticals, Inc.	$25,452,249	$13,609,494	$(2,040,261)
AnaptysBio, Inc.	$29,460,000	$—	$(4,847,564)
Annexon, Inc.	$20,248,130	$—	$—
Arcturus Therapeutics Holdings, Inc.	$43,209,920	$48,441,474	$(4,967,388)
aTyr Pharma, Inc.	$5,119,550	$—	$—
Avidity Biosciences LLC	$18,151,820	$8,143,640	$—
Avrobio, Inc.	$7,423,701	$13,426,820	$(1,353,894)
Calithera Biosciences, Inc.	$14,018,400	$—	$—
CASI Pharmaceuticals, Inc.	$16,215,000	$8,211,177	$(321,028)
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	$81,313	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	$64,335	$—	$—
ContraFect Corp.	$29,929,112	$5,576,000	$—
ContraFect Corp., Warrants 5/27/2023	$6,083,812	$—	$—
ContraFect Corp., Warrants 7/20/2022	$37,260	$—	$—
DermTech, Inc.	$15,501,639	$—	$(2,917,985)
Dynavax Technologies Corp.	$17,997,250	$15,955,450	$(2,811,873)
Dynavax Technologies Corp., Warrants 2/12/2022	$347,194	$—	$—
Frequency Therapeutics, Inc.	$11,640,160	$8,523,593	$(5,330,854)
Frequency Therapeutics, Inc.	$3,894,640	$—	$—
IDEAYA Biosciences, Inc.	$8,342,535	$9,564,944	$—
Livevox, Inc.	$—	$20,000,000	$—
Merus NV	$18,757,200	$4,950,000	$(1,915,138)
Minerva Neurosciences, Inc.	$13,714,404	$—	$—
Molecular Partners AG	$19,109,645	$—	$—
Molecular Partners AG, ADR	$—	$2,663,985	$—
Otonomy, Inc.	$6,354,500	$—	$—
Rezolute, Inc.	$11,547,734	$—	$—

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 7/31/2021	Shares Held as of 7/31/2021	Dividend Income*

$(1,545,000)	$—	$13,455,000	1,500,000	$—

$(2,925,000)	$—	$12,075,000	1,500,000	$—
$11,160,000	$—	$31,160,000	4,000,000	$—
$21,202,048	$2,047,966	$36,055,800	594,000	$—
$(275,597)	$—	$14,779,401	1,261,041	$—

$(15,093,649)	$—	$56,509,964	1,864,400	$526,648

$(320,000)	$—	$10,000,000	1,000,000	$—
$19,850,287	$—	$93,000,000	1,000,000	$912,500
$52,108	$—	$293,333	333,333	$—
$(180,000)	$—	$9,820,000	1,000,000	$—
$31,479,385	$(396,733)	$81,462,900	1,790,000	$202,073

$(10,569,735)	$—	$14,529,222	1,336,635	$—
$(3,075,929)	$—	$28,610,000	1,000,000	$—
$32,637,125	$(381,128)	$51,074,375	2,125,000	$—
$2,831,397	$(47,879)	$39,805,000	1,900,000	$—
$4,200,384	$(10,428,820)	$18,384,000	800,000	$—
$243,250	$—	$20,491,380	973,000	$—
$(30,915,644)	$(14,282,612)	$41,485,750	1,325,000	$—
$2,406,350	$—	$7,525,900	1,615,000	$—
$(5,997,000)	$—	$20,298,460	1,051,189	$—
$(7,807,474)	$(1,473,002)	$10,216,151	1,388,064	$—
$(6,296,400)	$—	$7,722,000	3,960,000	$—
$(12,129,043)	$(202,106)	$11,774,000	10,150,000	$—
$20,798	$—	$102,111	129,500	$—
$10,067	$—	$74,402	176,600	$—
$(9,086,073)	$—	$26,419,039	6,412,388	$—
$(3,266,737)	$—	$2,817,075	2,247,188	$—
$(34,502)	$—	$2,758	467,500	$—
$22,245,446	$1,275,188	$36,104,288	1,072,617	$—
$36,270,985	$(1,564,812)	$65,847,000	7,050,000	$—
$611,043	$—	$958,237	187,500	$—
$(4,609,584)	$(1,893,315)	$8,330,000	1,000,000	$—
$(2,411,900)	$—	$1,482,740	178,000	$—
$12,901,271	$—	$30,808,750	1,257,500	$—
$(6,883,472)	$—	$13,116,528	2,000,000	$—
$6,900,300	$(312,362)	$28,380,000	1,650,000	$—
$(5,853,188)	$—	$7,861,216	4,272,400	$—
$(1,215,298)	$—	$17,894,347	873,312	$—
$(106,559)	$—	$2,557,426	125,364	$—
$(3,177,250)	$—	$3,177,250	1,775,000	$—
$(5,021,254)	$—	$6,526,480	585,860	$—

Affiliated	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*
Rezolute, Inc., Warrants 10/8/2027	$3,483,696	$—	$—
Rhythm Pharmaceuticals, Inc.	$25,933,250	$18,313,614	$(2,029,897)
Scynexis, Inc.	$5,943,200	$1,749,301	$—
Scynexis, Inc., Warrants 1/1/2099	$—	$9,004,809	$—
Scynexis, Inc., Warrants 12/21/2021	$—	$—	$—
Scynexis, Inc., Warrants 3/8/2023	$5,372	$—	$—
Scynexis, Inc., Warrants 5/21/2024	$—	$—	$—
Scynexis, Inc., Warrants 6/12/2023	$974,444	$—	$—
Talkspace, Inc.	$—	$19,725,000	$—
Talkspace, Inc., Warrants 6/21/2025	$81,180	$—	$—
Translate Bio, Inc.	$20,923,895	$14,466,428	$(2,610,408)
Ultragenyx Pharmaceutical, Inc.	$145,363,200	$—	$(4,794,830)
UniQure N.V.	$55,550,820	$10,594,465	$(3,319,354)
Industrials:
Quest Resource Holding Corp.	$4,696,500	$—	$(3,297,689)
Information Technology:
Allegro MicroSystems, Inc.**	$8,235,000	$30,300,000	$—
AvePoint, Inc.	$—	$25,000,000	$—
Camtek Ltd.	$39,337,200	$5,950,000	$(15,775,167)
Domo, Inc.	$31,770,000	$23,429,921	$—
Grid Dynamics Holdings, Inc.	$21,407,880	$7,515,000	$(3,721,689)
International Money Express, Inc.	$38,948,000	$—	$(626,629)
Magnachip Semiconductor Corp.	$40,516,979	$—	$(2,988,108)
Seeing Machines Ltd.	$22,611,478	$—	$—
ShotSpotter, Inc.	$29,016,900	$4,452,428	$—
WM Technology, Inc.	$—	$20,700,000	$—
Materials:
Danimer Scientific LLC	$—	$10,000,000	$—
Affiliated issuers no longer in the portfolio at period end	$20,520,716	$—	$(21,382,861)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$1,074,769,512	$525,286,235	$(99,901,986)

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 7/31/2021	Shares Held as of 7/31/2021	Dividend Income*
$(1,434,027)	$—	$2,049,669	193,334	$—
$(10,995,364)	$(964,103)	$30,257,500	1,750,000	$—
$3,431,856	$—	$11,124,357	1,596,034	$—
$1,038,961	$—	$10,043,770	1,441,000	$—
$719,996	$—	$719,996	720,500	$—
$7,085	$—	$12,457	15,480	$—
$2,255,597	$—	$2,255,597	720,500	$—
$(787,111)	$—	$187,333	1,111,111	$—
$(8,087,250)	$—	$11,637,750	1,972,500	$—
$38,820	$—	$120,000	100,000	$—
$32,424,201	$(111,916)	$65,092,200	2,355,000	$—
$(29,425,200)	$618,830	$111,762,000	1,400,000	$—
$(15,436,755)	$(3,439,026)	$43,950,150	1,515,000	$—

$7,101,000	$1,564,189	$10,064,000	1,700,000	$—

$1,209,500	$—	$39,744,500	1,450,000	$—
$(3,166,010)	$—	$21,833,990	2,500,000	$—
$41,649,998	$8,686,969	$79,849,000	2,135,000	$—
$68,462,079	$—	$123,662,000	1,400,000	$—
$36,903,044	$1,045,765	$63,150,000	3,000,000	$—
$6,276,400	$86,629	$44,684,400	2,760,000	$—
$20,070,909	$1,415,420	$59,015,200	2,840,000	$—
$21,337,765	$—	$43,949,243	372,000,000	$—
$17,257,672	$—	$50,727,000	1,110,000	$—
$7,555,500	$—	$28,255,500	2,070,000	$—

$6,680,000	$—	$16,680,000	1,000,000	$—
$309,767	$552,378	$—	—	$—
$271,624,389	$(18,204,480)	$1,753,814,895	483,782,850	$1,641,221

*	A portion of the amount shown may have been recorded when the Fund did not have ownership of at least 5% of the voting shares.
**	At July 31, 2021, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$172,535,373	$1,462,347,998	$1,634,883,371
Purchases at Cost	$1,516,021,304	$2,842,962,177	$4,358,983,481
Proceeds from Sales	$(1,582,066,496)	$(3,712,160,670)	$(5,294,227,166)
Change in Unrealized Appreciation/Depreciation	N/A	$(357,881)	$(357,881)
Net Realized Gain/(Loss)	N/A	$201,281	$201,281
Value as of 7/31/2021	$106,490,181	$592,992,905	$699,483,086
Shares Held as of 7/31/2021	106,490,181	592,755,802	699,245,983
Dividend Income	$26,827	$739,632	$766,459

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$617,922,645	$643,624,539

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2021, these restricted securities amounted to $32,406,277, which represented 0.3% of total net assets.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Additional information on restricted securities held at July 31, 2021, is as follows:
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$7,588,610,331*	$4,459,082**	$88,710,179	$7,681,779,592
International	1,189,261,911	702,153,503	11,039,318	1,902,454,732
Debt Securities:
Warrants	5,649,359	19,223,405	—	24,872,764
Investment Companies	699,483,086	—	—	699,483,086
TOTAL SECURITIES	$9,483,004,687	$725,835,990	$99,749,497	$10,308,590,174

*
Includes $31,115,525 transferred from Level 3 to Level 1 because fair values were determined using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.

**
Includes $3,483,696 transferred from Level 3 to Level 2 because fair values were determined using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt